Guarantees and commitments - Other commitments maturity (Details 7) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017
Other commitments
Maturity less than 1 year	SFr 32,298	SFr 29,503
Maturity between 1 to 3 years	34,381	33,775
Maturity between 3 to 5 years	46,057	40,437
Maturity greater than 5 years	9,098	8,136
Total gross amount	121,834	111,851
Total net amount	117,567	106,629
Collateral received	60,839	45,537
Unused revocable credit limits	113,580	108,663
Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	5,056	4,976
Maturity between 1 to 3 years	182	113
Maturity between 3 to 5 years	0	1
Maturity greater than 5 years	0	1
Total gross amount	5,238	5,091
Total net amount	5,077	5,000
Collateral received	3,651	3,218
Loan commitments
Other commitments
Maturity less than 1 year	26,882	24,296
Maturity between 1 to 3 years	34,188	33,649
Maturity between 3 to 5 years	45,938	40,425
Maturity greater than 5 years	9,065	8,031
Total gross amount	116,073	106,401
Total net amount	111,967	101,270
Collateral received	57,153	42,307
Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	31	12
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	31	12
Total net amount	31	12
Collateral received	31	12
Other commitments
Other commitments
Maturity less than 1 year	329	219
Maturity between 1 to 3 years	11	13
Maturity between 3 to 5 years	119	11
Maturity greater than 5 years	33	104
Total gross amount	492	347
Total net amount	492	347
Collateral received	4	0
Bank
Other commitments
Maturity less than 1 year	32,298	29,503
Maturity between 1 to 3 years	34,381	33,775
Maturity between 3 to 5 years	46,057	40,437
Maturity greater than 5 years	9,098	8,136
Total gross amount	121,834	111,851
Total net amount	117,567	106,629
Collateral received	60,839	45,537
Unused revocable credit limits	113,593	108,665
Bank | Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	5,056	4,976
Maturity between 1 to 3 years	182	113
Maturity between 3 to 5 years	0	1
Maturity greater than 5 years	0	1
Total gross amount	5,238	5,091
Total net amount	5,077	5,000
Collateral received	3,651	3,218
Bank | Loan commitments
Other commitments
Maturity less than 1 year	26,882	24,296
Maturity between 1 to 3 years	34,188	33,649
Maturity between 3 to 5 years	45,938	40,425
Maturity greater than 5 years	9,065	8,031
Total gross amount	116,073	106,401
Total net amount	111,967	101,270
Collateral received	57,153	42,307
Bank | Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	31	12
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	31	12
Total net amount	31	12
Collateral received	31	12
Bank | Other commitments
Other commitments
Maturity less than 1 year	329	219
Maturity between 1 to 3 years	11	13
Maturity between 3 to 5 years	119	11
Maturity greater than 5 years	33	104
Total gross amount	492	347
Total net amount	492	347
Collateral received	SFr 4	SFr 0